Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000826686
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 06, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 06, 2016
Prospectus Date	rr_ProspectusDate	Dec. 18, 2015